                   -------------------------------------------------------------
Lord Abbett        CALIFORNIA TAX-FREE
                   INCOME FUND
                   -------------------------------------------------------------
                   1995 Annual Report


A mutual fund
with the objective
of providing you
with a high level                    [Photo - Grandfathers teaching
of interest income                      grandson how to hit a baseball]
exempt from both
federal and state
income taxes.

--------------------------------------------------------------------------------
REPORT TO SHAREHOLDERS For the Fiscal Year Ended August 31, 1995


  [PHOTO - Ronald P. Lynch]

------------------------------
Ronald P. Lynch, Chairman

September 13, 1995


Lord Abbett California Tax-Free Income Fund completed fiscal 1995 on August 31 with net assets of $296.3 million and a net asset value of $10.41 per share versus $10.45 one year ago. At the close of the fiscal year, the Fund's distribution rate was 5.48%, based on the August 31 net asset value of $10.41 and 5.22%, based on that same day's maximum offering price of $10.93. These rates are based on the current monthly dividend of $.0475 per share, annualized. The Fund's total return (the percent change in net asset value assuming the reinvestment of all distributions) was 5.6% for the year.

     Since the beginning of 1994, the Federal Reserve (the "Fed") raised short-term interest rates a total of six times in an attempt to slow economic activity. Throughout most of 1994, the fixed-income markets reacted negatively to this less accommodative monetary policy. However, by early 1995, as evidence of the economic slowdown surfaced, inflationary pressures began to recede. On July 6, the Fed lowered the Federal Funds Rate for the first time in almost three years from 6% to 5.75%; the fixed-income markets responded with a strong rally.

     The effects of last year's interest-rate hikes are still working through the economy. Economic indicators remain mixed; retail sales and unit labor costs are trending down, while housing starts and consumer confidence remain strong. We believe the municipal bond market offers value as economic growth continues to be modest with well-contained inflation.

     Tax reform and the flat tax proposal are receiving much attention and causing uncertainty in the municipal market. Concerns about possible tax reform have caused tax-exempt securities to cheapen relative to other securities. Currently, municipal bonds are yielding in excess of 90% of the yield on the 30-year Treasury, indicating how attractive the tax-exempt sector has become. The Fund continues to emphasize its investments in long maturities of municipals as it did during the past fiscal year.

--------------------------------------------------------------------------------
"We believe the municipal bond market offers value as economic growth continues to be modest with well-contained inflation."
--------------------------------------------------------------------------------

     For fiscal 1995, high-quality, long-term municipals were an important part of our strategy for the Fund (see below) and will continue to be. The high quality of these securities should enhance portfolio value as credit quality and liquidity concerns remain in the marketplace.

     In June, Orange County voters rejected a plan to raise the county sales tax 0.5%. This plan, tax proponents said, would have produced revenues to help the County's debt crisis. The uncertainty surrounding Orange County's financial state has led to an increased focus on quality issues within California.

     We anticipate more stable interest rates and, while net asset values may fluctuate in the interim, we believe modest economic growth and low inflation should provide a positive environment for investors in the months ahead.


================================================================================
Professional Management at Work
--------------------------------------------------------------------------------

COMMITMENT TO QUALITY IS CENTRAL TO THE FUND'S INVESTMENT STRATEGY
--------------------------------------------------------------------------------

The Fund's investment policy restricts investments to municipal bonds rated investment grade or equivalent at the time of purchase. The portfolio is monitored on an ongoing basis. Lord Abbett attempts to identify credit strengths and weaknesses of issues and focuses on economic trends within municipal market sectors in an effort to anticipate credit upgrades and downgrades.


Portfolio Composition
as of 8/31/95

[PIE CHART -- Representing data in table below]


AAA      64.8%
AA       21.8%
A        13.4%

================================================================================
Fund Performance
--------------------------------------------------------------------------------

         THE FUND HAS PROVIDED A HIGH LEVEL OF TAX-FREE DIVIDENDS
         AND REWARDING TOTAL RETURNS
         -----------------------------------------------------------------------


         Information About the Following Investment/(1)/
         =======================================================================
         Investment Period:               9/3/85 to 8/31/95
         -----------------------------------------------------------------------
         Amount Invested:                 $100,000
         -----------------------------------------------------------------------
         Sales Charge:                    3.75% (for investments of $100,000)
         -----------------------------------------------------------------------
         Distributions:                   Dividends and capital gains reinvested
         -----------------------------------------------------------------------

Conservative investors
use tax-free invest-
ments not only to
avoid taxes, but to
build their nest eggs     [GRAPH OF COMPOUNDED TAX-FREE DIVIDENDS APPEARS HERE]

                                                      Initial Investment
                           Total Value                 Plus  Growth

8-31-86                    $115,543                      $106,667
8-31-87                     117,429                       100,817
8-31-88                     125,549                       100,210
8-31-89                     140,195                       104,465
8-31-90                     148,142                       113,249
8-31-91                     167,267                       109,228
8-31-92                     186,979                       115,588
8-31-93                     213,953                       126,804
8-31-94                     206,815                       118,122
8-31-95                     218,354                       117,670

                          Fiscal Year-end August 31.

                                                                                                              SEC Tax-equivalent
                                                                                                           Yield (for the 42.40%
                                                                                                                combined federal
SEC-Required Uniformly Computed Average Annual Rates of Total Return at the maximum                               and California
sales charge of 4.75% for the periods ended 9/30/95 were:                                SEC Yield           effective tax rate)
===================================================================================      =======================================
                                                                    10 Years
         10 Years            5 Years            1 Year         (at net asset value)             30 days ended 9/30/95
-----------------------------------------------------------------------------------      ---------------------------------------
          +8.40%             +7.08%             +3.50%                +8.93%                  4.99%                8.66%

         The results quoted above represent past performance which is no indication of future results. The investment return and principal value of a Fund investment will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost.

         MONTHLY TAX-FREE INCOME: $.0475 PER SHARE, PER MONTH
         =======================================================================

         The Fund provided a tax-free dividend distribution rate of 5.22%/(2)/ on 8/31/95. This is based on the maximum offering price of $10.93 per share and the current monthly dividend of $.0475, annualized. The dividend distribution rate, based on this dividend and the net asset value of $10.41, was 5.48%.

--------------------------------------------------------------------------------
/(1)/Performance does not reflect applicable taxes on capital gains. /(2)/The Fund's distribution rate reflects the current monthly dividend, annualized, and the maximum offering price on 8/31/95. The alternative minimum tax, personal exemptions, the phase-out of the tax benefits of exemptions and the partial disallowance of deductions are not reflected. Fund dividends derived from interest on private activity bonds will increase the alternative minimum tax liability only for shareholders subject to that tax. In the event the Fund does not invest entirely in municipal bonds, federal and California personal income tax may be applicable to interest income of the Fund. If interest rates rise, the value of bonds held by the Fund would decrease, causing a decrease in the Fund's share value. The Fund may invest up to 20% of its net assets in residual interest bonds ("RIBs"). A RIB, sometimes referred to as an inverse floater, is a debt instrument with a floating or variable interest rate that moves in the opposite direction of the interest rate on another security or the value of an index. Changes in the interest rate on the other security or index inversely affect the residual interest paid on the RIB, with the result that when interest rates rise, RIBs give lower interest payments and their values fall faster than other similar fixed-rate bonds. But when interest rates fall, not only do RIBs give higher interest payments, their values also rise faster than other similar fixed-rate bonds. The market for RIBs is relatively new. As of 8/31/95, the California Fund had less than 6% of its assets invested in such bonds. See the prospectus for a history of fees waived and expense subsidies. If used as sales material after 12/31/95, this report must be accompanied by Lord Abbett's Performance Quarterly for the most recently completed calendar quarter.

===================================================================================================================================
Statement of Net Assets August 31, 1995
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                         Rating*:                            Market
                                                                                           S&P or        Principal            Value
                      Security                                                            Moody's           Amount        (Note 1a)
-----------------------------------------------------------------------------------------------------------------------------------
Prerefunded           California Health Fac Auth Rev/Mercy Sr Hsg
21.30%                CA MTGE** 7.85% 12/1/2018                                               AAA        $    500M     $    564,375
                      -------------------------------------------------------------------------------------------------------------
                      California Health Fac Auth Rev/Sutter Health Ser B 8% 1/1/2016          AAA           2,880M        3,085,200
                      -------------------------------------------------------------------------------------------------------------
                      Concord CA Redev Agy 3rd Ser MBIA+ 8% 7/1/2018                          AAA           1,715M        1,922,944
                      -------------------------------------------------------------------------------------------------------------
                      Grossmont Hosp CA Rev MBIA+ 8% 11/15/2017                               AAA           2,260M        2,488,825
                      -------------------------------------------------------------------------------------------------------------
                      Local Govt Fin/Anaheim Redev 8.20% 9/1/2015                             AAA           1,500M        1,696,875
                      -------------------------------------------------------------------------------------------------------------
                      Los Angeles CA Convention 7 3/8% 8/15/2018                              AAA           3,600M        4,059,000
                      -------------------------------------------------------------------------------------------------------------
                      Los Angeles CA Ctfs Civic Ctr 8% 6/1/2010                               AAA           3,000M        3,352,500
                      -------------------------------------------------------------------------------------------------------------
                      Los Angeles CA Harbor Rev 7.60% 10/1/2018                               AAA           3,000M        3,296,250
                      -------------------------------------------------------------------------------------------------------------
                      Los Angeles Co CA Flood 7 7/8% 7/15/2017                                AAA           4,000M        4,355,000
                      -------------------------------------------------------------------------------------------------------------
                      Los Angeles Trans Comm Sales Tax Rev 8% 7/1/2018                        AAA           1,575M        1,765,969
                      -------------------------------------------------------------------------------------------------------------
                      Oakland Redev Museum Ctfs AMBAC+ 8 1/8% 4/1/2012                        AAA           1,085M        1,174,513
                      -------------------------------------------------------------------------------------------------------------
                      Orange Co CA Ctfs 8 1/4% 12/1/2018                                      AAA           1,250M        1,385,938
                      -------------------------------------------------------------------------------------------------------------
                      Puerto Rico Commonwealth 7.30% 7/1/2020                                 AAA           3,500M        4,007,500
                      -------------------------------------------------------------------------------------------------------------
                      Puerto Rico Commonwealth 7.70% 7/1/2020                                 AAA           2,000M        2,325,000
                      -------------------------------------------------------------------------------------------------------------
                      Puerto Rico Commonwealth Hwy Auth Rev 7 3/4% 7/1/2016                   AAA           1,250M        1,456,250
                      -------------------------------------------------------------------------------------------------------------
                      Puerto Rico Commonwealth Hwy Auth Rev 8% 7/1/2018                       AAA           3,500M        4,108,125
                      -------------------------------------------------------------------------------------------------------------
                      Puerto Rico Elec Pwr Auth Rev 8% 7/1/2008                               AAA           3,125M        3,503,906
                      -------------------------------------------------------------------------------------------------------------
                      Puerto Rico Elec Pwr Auth Rev 8.40% 7/1/2015                            AAA           2,000M        2,192,500
                      -------------------------------------------------------------------------------------------------------------
                      Puerto Rico Pub Bldg Auth Rev 7 7/8% 7/1/2016                           AAA           3,000M        3,262,500
                      -------------------------------------------------------------------------------------------------------------
                      Sacramento CA Muni Util Dist Elec Rev 7 7/8% 8/15/2016                  AAA           6,280M        7,049,300
                      -------------------------------------------------------------------------------------------------------------
                      Santa Clara CA Redev FGIC+ 7 3/4% 6/1/2014                              AAA           2,000M        2,225,000
                      -------------------------------------------------------------------------------------------------------------
                      University of California Rev 7 3/4% 11/1/2012                           AAA           1,000M        1,063,750
                      -------------------------------------------------------------------------------------------------------------
                      University of California Rev AMBAC+ 6 3/4% 9/1/2023                     AAA           2,500M        2,775,000
                      -------------------------------------------------------------------------------------------------------------
                      Total                                                                                              63,116,220
-----------------------------------------------------------------------------------------------------------------------------------
General Obligation    Arcadia CA Unified Sch Dist Ser B FGIC+ 6 1/2% 7/1/2015                 AAA           1,785M        1,878,712
Local                 -------------------------------------------------------------------------------------------------------------
2.69%                 Benica CA Unified Sch Dist Ser C MBIA+ 6.45% 6/1/2019                   AAA           3,870M        4,044,150
                      -------------------------------------------------------------------------------------------------------------
                      Fresno CA Unified Sch Dist MBIA+ 6 1/4% 8/1/2019                        AAA           2,000M        2,055,000
                      -------------------------------------------------------------------------------------------------------------
                      Total                                                                                               7,977,862
-----------------------------------------------------------------------------------------------------------------------------------
Education             California Ed Fac Auth Rev/Loyola Marymount Univ-Ser B
3.80%                 6.60% 10/1/2022                                                           A           1,900M        1,978,375
                      -------------------------------------------------------------------------------------------------------------
                      California Ed Fac Auth Rev/Stanford Univ Ser I 6% 1/1/2018              AAA           4,000M        4,030,000
                      -------------------------------------------------------------------------------------------------------------
                      California St Univ & Colleges Students Union Rev Ser B
                      MBIA+ 6 1/8% 11/1/2024                                                  AAA           2,265M        2,301,805
                      -------------------------------------------------------------------------------------------------------------
                      University of California Revs MBIA+ 6 3/8% 9/1/2019                     AAA           2,875M        2,932,500
                      -------------------------------------------------------------------------------------------------------------
                      Total                                                                                              11,242,680
-----------------------------------------------------------------------------------------------------------------------------------
Health and Hospital   California Health Fac Auth Rev/Cedarknoll CA MTGE** 7 1/2% 8/1/2020       A           1,000M        1,070,000
3.11%                 -------------------------------------------------------------------------------------------------------------
                      California Health Fac Auth Rev/Hosp Of The Good Samaritan
                      7% 9/1/2021                                                               A           2,500M        2,587,500
                      -------------------------------------------------------------------------------------------------------------
                      California Health Fac Auth Rev/Kaiser Permanente 9 1/8% 10/1/2015        AA             350M          357,875
                      -------------------------------------------------------------------------------------------------------------
                      California Health Fac Auth Rev/Kaiser Permanente Ser A
                      6 1/2% 12/1/2020                                                         AA           1,650M        1,676,812
                      -------------------------------------------------------------------------------------------------------------
                      California Health Fac Auth Rev/Robert F Kennedy Med Ctr
                      CA MTGE** 7 3/4% 3/1/2014                                                 A           1,000M        1,066,250
                      -------------------------------------------------------------------------------------------------------------
                      California Health Fac Auth Rev/San Diego Hosp Assn
                      MBIA+ 6.95% 10/1/2021                                                   AAA           2,250M        2,452,500
                      -------------------------------------------------------------------------------------------------------------
                      Total                                                                                               9,210,937
-----------------------------------------------------------------------------------------------------------------------------------
Housing               California Hsg Fin Agy Home Mtge Rev Ser A 7 3/8% 8/1/2017               Aa           9,485M       10,113,380
5.75%                 -------------------------------------------------------------------------------------------------------------
                      California Hsg Fin Agy Home Mtge Rev Ser G 7 1/4% 8/1/2017               AA           6,400M        6,912,000
                      -------------------------------------------------------------------------------------------------------------
                      San Diego CA Sing Fam Mtge Rev 9.20% 7/15/2016                           Aa               5M            5,275
                      -------------------------------------------------------------------------------------------------------------
                      Total                                                                                              17,030,655
                      -------------------------------------------------------------------------------------------------------------

===================================================================================================================================
Statement of Net Assets August 31, 1995
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                         Rating*:                            Market
                                                                                           S&P or        Principal            Value
                      Security                                                            Moody's           Amount        (Note 1a)
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue
Bonds .57%            San Diego CA Ind Dev Rev Gas & Elec Rev AMBAC+ 6.40% 9/1/2018           AAA         $ 1,650M      $ 1,697,438
-----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous         Concord CA Redev Agy 3rd Ser MBIA+ 8% 7/1/2018                          AAA              35M           38,631
 .50%                  -------------------------------------------------------------------------------------------------------------
                      Santa Clara CA Ctfs 7.80% 11/1/2013                                       A           1,295M        1,439,069
                      -------------------------------------------------------------------------------------------------------------
                      Total                                                                                               1,477,700
-----------------------------------------------------------------------------------------------------------------------------------
Pollution Control     California Poll Ctrl Rev Pacific Gas & Elec Rev
Revenue               MBIA+ AMT+++ 8 7/8% 1/1/2010                                            AAA           9,600M       10,680,000
9.35%                 -------------------------------------------------------------------------------------------------------------
                      California Poll Ctrl Rev Pacific Gas & Elec Rev Ser B
                      AMT+++ 8 7/8% 1/1/2010                                                    A           2,800M        3,087,000
                      -------------------------------------------------------------------------------------------------------------
                      California Poll Ctrl Rev So CA Edison MBIA+ AMT+++ 6.90% 12/1/2017      AAA           3,800M        4,070,750
                      -------------------------------------------------------------------------------------------------------------
                      California Poll Ctrl Rev So CA Edison
                      AMBAC+ AMT+++ 6.40% 12/1/2024                                           AAA           9,725M        9,870,875
                      -------------------------------------------------------------------------------------------------------------
                      Total                                                                                              27,708,625
-----------------------------------------------------------------------------------------------------------------------------------
Power                 Northern CA Transmission Rev MBIA+ 6 1/2% 5/1/2016                      AAA           2,000M        2,090,000
14.45%                -------------------------------------------------------------------------------------------------------------
                      Northern CA Transmission Rev RIBS MBIA+ 6.06% 4/29/2024++               AAA           7,900M        6,853,250
                      -------------------------------------------------------------------------------------------------------------
                      Palo Alto CA Util Rev 6 1/4% 6/1/2020                                    AA           2,860M        2,913,625
                      -------------------------------------------------------------------------------------------------------------
                      Puerto Rico Elec Pwr Auth Rev 6 1/8% 7/1/2021                             A           2,250M        2,255,625
                      -------------------------------------------------------------------------------------------------------------
                      Puerto Rico Elec Pwr Auth Rev 7% 7/1/2021                                 A           7,500M        8,287,500
                      -------------------------------------------------------------------------------------------------------------
                      Puerto Rico Elec Pwr Auth Rev 6 3/8% 7/1/2024                             A           1,720M        1,750,100
                      -------------------------------------------------------------------------------------------------------------
                      Riverside CA Elec Rev 6% 10/1/2015                                       Aa           1,200M        1,197,000
                      -------------------------------------------------------------------------------------------------------------
                      Sacramento CA Muni Util Dist Elec Rev MBIA+ 6 3/8% 8/15/2022            AAA           4,025M        4,145,750
                      -------------------------------------------------------------------------------------------------------------
                      Sacramento CA Muni Util Dist Elec Rev Linked Pars & Inflos
                      FGIC+ 6.30% 8/15/2018                                                   AAA          12,000M       12,300,000
                      -------------------------------------------------------------------------------------------------------------
                      Santa Clara CA Elec Rev MBIA+ 6 1/4% 7/1/2019                           AAA           1,000M        1,020,000
                      -------------------------------------------------------------------------------------------------------------
                      Total                                                                                              42,812,850
-----------------------------------------------------------------------------------------------------------------------------------
Solid Waste           California Poll Ctrl Fin Auth Solid Waste Rev Browning Ferris
 .88%                  AMT+++ 6 3/4% 9/1/2019                                                    A           2,500M        2,606,250
-----------------------------------------------------------------------------------------------------------------------------------
Transportation        Long Beach CA Harbor Rev Ser A AMT+++ 7 1/4% 5/15/2019                   Aa           3,400M        3,667,750
11.38%                -------------------------------------------------------------------------------------------------------------
                      Long Beach CA Harbor Rev Ser A MBIA+ AMT+++ 7 1/4% 5/15/2019            AAA           2,000M        2,165,000
                      -------------------------------------------------------------------------------------------------------------
                      Los Angeles CA Harbor Rev 6 1/2% 8/1/2025                                AA           2,700M        2,814,750
                      -------------------------------------------------------------------------------------------------------------
                      Los Angeles CA Harbor Rev AMT+++ 6 5/8% 8/1/2025                         AA           3,000M        3,120,000
                      -------------------------------------------------------------------------------------------------------------
                      Port Oakland CA Port Rev MBIA+ AMT+++ 6 1/2% 11/1/2016                  AAA           3,000M        3,097,500
                      -------------------------------------------------------------------------------------------------------------
                      Port Oakland CA Port Rev MBIA+ 7 1/4% 11/1/2016                         AAA           3,400M        3,608,250
                      -------------------------------------------------------------------------------------------------------------
                      Puerto Rico Commonwealth Hwy Rev 6% 7/1/2020                              A           1,510M        1,494,900
                      -------------------------------------------------------------------------------------------------------------
                      San Francisco CA Bay Area Rapid Trans Dist Sales Tax Rev
                      FGIC+ 6.60% 7/1/2012                                                    AAA           1,300M        1,387,750
                      -------------------------------------------------------------------------------------------------------------
                      San Francisco CA City & Co Arpt Rev 2nd Ser
                      AMBAC+ 6 1/2% 5/1/2013                                                  AAA           2,000M        2,097,500
                      -------------------------------------------------------------------------------------------------------------
                      San Francisco CA City & Co Arpt Rev 2nd Ser
                      AMBAC+ AMT+++ 6 1/2% 5/1/2018                                           AAA           5,200M        5,388,500
                      -------------------------------------------------------------------------------------------------------------
                      San Francisco CA City & Co Arpt Rev 2nd Ser
                      MBIA+ 6 3/4% 5/1/2020                                                   AAA           4,500M        4,854,375
                      -------------------------------------------------------------------------------------------------------------
                      Total                                                                                              33,696,275
-----------------------------------------------------------------------------------------------------------------------------------
Water and Sewer       Central Coast Wtr Auth CA Rev St Wtr Prjt Regl Facs
24.84%                AMBAC+ 6.60% 10/1/2022                                                  AAA           3,250M        3,424,688
                      -------------------------------------------------------------------------------------------------------------
                      Culver City CA Wastewtr Rev FGIC+ 6 3/4% 9/1/2016                       AAA           2,150M        2,300,500
                      -------------------------------------------------------------------------------------------------------------
                      East Bay CA Muni Util Dist Wastewtr Rev AMBAC+ 6 3/8% 6/1/2021          AAA           5,750M        5,915,313
                      -------------------------------------------------------------------------------------------------------------
                      East Bay CA Muni Util Dist Wtr Sys Rev AMBAC+ 6 1/2% 6/1/2017           AAA          10,000M       10,575,000
                      -------------------------------------------------------------------------------------------------------------
                      Long Beach CA Wtr Rev 6 1/8% 5/1/2019                                    AA           1,850M        1,861,563
                      -------------------------------------------------------------------------------------------------------------
                      Long Beach CA Wtr Rev 6 1/4% 5/1/2024                                    AA           5,285M        5,364,275
                      -------------------------------------------------------------------------------------------------------------

===================================================================================================================================
Statement of Net Assets August 31, 1995
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                         Rating*:                            Market
                                                                                           S&P or        Principal            Value
                      Security                                                            Moody's           Amount        (Note 1a)
-----------------------------------------------------------------------------------------------------------------------------------
                      Los Angeles CA Dept Wtr & Pwr Rev 2nd Issue
                      FGIC+ 6.40% 11/1/2031                                                   AAA         $ 2,500M     $  2,568,750
                      -------------------------------------------------------------------------------------------------------------
                      Los Angeles CA Wastewtr Rev 7.10% 6/1/2018                                A           5,500M        6,029,375
                      -------------------------------------------------------------------------------------------------------------
                      Metropolitan Wtr Dist So CA Wtrwks Rev 6% 7/1/2021                       AA           2,250M        2,252,812
                      -------------------------------------------------------------------------------------------------------------
                      Metropolitan Wtr Dist So CA Wtrwks Rev RIBS 7.559% 8/5/2022++            AA           8,950M        8,972,375
                      -------------------------------------------------------------------------------------------------------------
                      Puerto Rico Commonwealth Aqu & Sewer Auth Rev 7 7/8% 7/1/2017             A           5,000M        5,550,000
                      -------------------------------------------------------------------------------------------------------------
                      Riverside CA Wtr Rev 6% 10/1/2015                                        Aa           1,475M        1,476,844
                      -------------------------------------------------------------------------------------------------------------
                      San Francisco CA City & Co Wtr Rev 6 1/2% 11/1/2017                      AA          10,500M       11,025,000
                      -------------------------------------------------------------------------------------------------------------
                      Vallejo CA Rev Wtr Imp FGIC+ 6 1/2% 11/1/2014                           AAA           6,000M        6,285,000
                      -------------------------------------------------------------------------------------------------------------
                      Total                                                                                              73,601,495
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS 98.62% (Cost $282,239,846)                                                                        292,178,987
-----------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES 1.38%
-----------------------------------------------------------------------------------------------------------------------------------
Cash and Receivables, Net of Liabilities                                                                                  4,094,955
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets            (equivalent to $10.41 a share on 28,452,989 shares of $.001 par
100.00%               value capital stock outstanding; authorized, 1,000,000,000 shares)                               $296,273,942
-----------------------------------------------------------------------------------------------------------------------------------

  * Ratings have not been audited by Deloitte & Touche LLP.

 ** Insured by the California Health Facility Construction Loan Program.

  + Insured or guaranteed by the indicated municipal bond insurance corporation.

 ++ The interest rate is subject to change periodically and inversely to the prevailing market rate. The interest rate shown is the rate in effect at August 31, 1995.
    See page 1 for additional information.

+++ Income from these securities may be subject to the alternative minimum tax.
    See Notes to Financial Statements.

===========================================================================================================================
Statement of Operations For the Year Ended August 31, 1995
---------------------------------------------------------------------------------------------------------------------------

     Investment Income
     ----------------------------------------------------------------------------------------------------------------------
     Income           Interest                                                                                  $20,111,337
     ----------------------------------------------------------------------------------------------------------------------
     Expenses         Management fee (Note 3)                                            $   1,524,535
                      -----------------------------------------------------------------------------------------------------
                      Management fee waived (Note 3)                                          (306,758)
                      -----------------------------------------------------------------------------------------------------
                      12b-1 distribution plan (Note 3)                                         790,656
                      -----------------------------------------------------------------------------------------------------
                      Shareholder servicing                                                    149,000
                      -----------------------------------------------------------------------------------------------------
                      Audit and legal                                                           47,200
                      -----------------------------------------------------------------------------------------------------
                      Reports to shareholders                                                   18,000
                      -----------------------------------------------------------------------------------------------------
                      Other                                                                     82,009
                      -----------------------------------------------------------------------------------------------------
                      Net expenses                                                                                2,304,642
                      -----------------------------------------------------------------------------------------------------
                      Net investment income                                                                      17,806,695
                      -----------------------------------------------------------------------------------------------------
     Net Realized and Unrealized Gain (Loss) on Investments (Note 5)
     ----------------------------------------------------------------------------------------------------------------------
     Net realized loss from security transactions
                      -----------------------------------------------------------------------------------------------------
                      Proceeds from sales                                                  400,439,693
                      -----------------------------------------------------------------------------------------------------
                      Cost of securities sold                                              410,645,105
                      -----------------------------------------------------------------------------------------------------
                      Net realized loss                                                    (10,205,412)
     ----------------------------------------------------------------------------------------------------------------------
     Net unrealized appreciation of investments
                      -----------------------------------------------------------------------------------------------------
                      Beginning of year                                                      2,169,804
                      -----------------------------------------------------------------------------------------------------
                      End of year                                                            9,939,141
                      -----------------------------------------------------------------------------------------------------
                      Net increase in unrealized appreciation                                7,769,337
                      -----------------------------------------------------------------------------------------------------
                      Net realized and unrealized loss on investments                                            (2,436,075)
                      -----------------------------------------------------------------------------------------------------
     Net Increase in Net Assets Resulting from Operations                                                       $15,370,620
     ----------------------------------------------------------------------------------------------------------------------

     See Notes to Financial Statements.

==================================================================================================================================
Statements of Changes in Net Assets
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                             Year ended August 31,
                                                                                                      ----------------------------
Increase (Decrease) in Net Assets                                                                             1995            1994
----------------------------------------------------------------------------------------------------------------------------------
Operations   Net investment income                                                                    $ 17,806,695    $ 19,431,509
             ---------------------------------------------------------------------------------------------------------------------
             Net realized loss from security transactions                                              (10,205,412)    (12,944,145)
             ---------------------------------------------------------------------------------------------------------------------
             Net increase (decrease) in unrealized appreciation of investments                           7,769,337     (18,821,436)
             ---------------------------------------------------------------------------------------------------------------------
             Net increase (decrease) in net assets resulting from operations                            15,370,620     (12,334,072)
----------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from
             ---------------------------------------------------------------------------------------------------------------------
             Net investment income                                                                     (17,785,423)    (19,556,197)
             ---------------------------------------------------------------------------------------------------------------------
             Net realized gain from investment transactions                                                  --         (9,985,949)
             ---------------------------------------------------------------------------------------------------------------------
             Total distributions                                                                       (17,785,423)    (29,542,146)
----------------------------------------------------------------------------------------------------------------------------------
Capital share transactions
             ---------------------------------------------------------------------------------------------------------------------
             Net proceeds from sales of 2,319,204 and 6,799,751 shares, respectively                    23,388,320      76,292,807
             ---------------------------------------------------------------------------------------------------------------------
             Net asset value of 734,943 and 1,167,084 shares, respectively, issued to shareholders in
             reinvestment of net investment income and realized gain from investment transactions        7,446,359      13,103,530
             ---------------------------------------------------------------------------------------------------------------------
             Total                                                                                      30,834,679      89,396,337
             ---------------------------------------------------------------------------------------------------------------------
             Cost of 6,116,277 and 4,984,309 shares reacquired, respectively                           (61,619,627)    (54,337,856)
             ---------------------------------------------------------------------------------------------------------------------
             (Decrease) increase in net assets derived from capital share transactions (net
             (decrease) increase of (3,062,130) and 2,982,526 shares, respectively)                    (30,784,948)     35,058,481
----------------------------------------------------------------------------------------------------------------------------------
Total decrease in net assets                                                                           (33,199,751)     (6,817,737)
----------------------------------------------------------------------------------------------------------------------------------
Net Assets
----------------------------------------------------------------------------------------------------------------------------------
             Beginning of year                                                                         329,473,693     336,291,430
             ---------------------------------------------------------------------------------------------------------------------
             End of year (including overdistributed net investment income of $942,812
             and $964,084, respectively)                                                              $296,273,942    $329,473,693
----------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

=================================================================================================================================
Financial Highlights
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                            Year Ended August 31,
                                                                   --------------------------------------------------------------
   Per Share Operating Performance:                                    1995          1994          1993         1992         1991
   ------------------------------------------------------------------------------------------------------------------------------
   Net asset value, beginning of year                              $  10.45      $  11.79      $  11.21     $  10.78     $  10.19
            ---------------------------------------------------------------------------------------------------------------------
            Income (loss) from investment operations
                  ---------------------------------------------------------------------------------------------------------------
                  Net investment income                                .588          .623          .656         .663         .684
                  ---------------------------------------------------------------------------------------------------------------
                  Net realized and unrealized gain (loss)
                  on investments                                      (.038)        (.989)         .872        .5615         .592
                  ---------------------------------------------------------------------------------------------------------------
                  Total from investment operations                     .550         (.366)        1.528       1.2245        1.276
            ---------------------------------------------------------------------------------------------------------------------
            Distributions
                  ---------------------------------------------------------------------------------------------------------------
                  Dividends from net investment income                (.590)        (.624)        (.658)       (.672)       (.686)
                  ---------------------------------------------------------------------------------------------------------------
                  Distributions from net realized gain               --             (.350)        (.290)      (.1225)      --
   ------------------------------------------------------------------------------------------------------------------------------
   Net asset value, end of year                                    $  10.41      $  10.45      $  11.79     $  11.21     $  10.78
   ------------------------------------------------------------------------------------------------------------------------------
   Total Return*                                                       5.58%+       (3.33)%       14.43%       11.79%       12.90%
   ------------------------------------------------------------------------------------------------------------------------------
   Ratios/Supplemental Data:
   ------------------------------------------------------------------------------------------------------------------------------
                  Net assets, end of year (000)                    $296,274      $329,474      $336,291     $224,505     $138,808
                  ---------------------------------------------------------------------------------------------------------------
            Ratios to Average Net Assets:
            ---------------------------------------------------------------------------------------------------------------------
                  Expenses, including waiver                           0.76%         0.67%         0.68%        0.67%        0.75%
                  ---------------------------------------------------------------------------------------------------------------
                  Expenses, excluding waiver                           0.86%         0.87%         0.88%        0.87%        0.95%
                  ---------------------------------------------------------------------------------------------------------------
                  Net investment income                                5.84%         5.63%         5.68%        5.87%        6.44%
            ---------------------------------------------------------------------------------------------------------------------
            Portfolio turnover rate                                  100.20%        86.05%        81.34%      152.79%      117.39%
   ------------------------------------------------------------------------------------------------------------------------------

  *Total return does not consider the effects of sales loads.
   See Notes to Financial Statements.

================================================================================
Notes to Financial Statements
--------------------------------------------------------------------------------

1. Significant Accounting Policies   The Company is registered under the
Investment Company Act of 1940 as a diversified, open-end management investment company. The following is a summary of significant accounting policies consistently followed by the Company. The policies are in conformity with generally accepted accounting principles. (a) Market value is determined as follows: Securities are valued at latest prices on the basis of current quotations from bond dealers or from valuations furnished by an independent pricing service. Securities for which market quotations are not available are valued at fair value under procedures approved by the Board of Directors.
(b) It is the policy of the Company to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all net income and net gains realized. Therefore, there is no provision for federal income tax. (c) Security transactions are accounted for on the date that the securities are purchased or sold (trade date). Interest income is recorded on the accrual basis.

================================================================================
Notes to Financial Statements
--------------------------------------------------------------------------------

2. Distributions   Dividends from net investment income are declared daily and paid monthly. Taxable net realized gains from security transactions, if any, are declared in September and December. The accumulated net realized loss at August 31, 1995 for financial reporting purposes, which is substantially the same as for federal income tax purposes, aggregated $23,166,754. The Company had a capital loss carry-forward as of August 31, 1995 of approximately $23,200,000 of which $13,000,000 expires in 2003 and $10,200,000 expires in 2004. Accordingly, no capital gain distribution is expected to be paid to shareholders until net gains have been realized in excess of such amounts. Income and capital gains distributions are determined in accordance with income tax regulations which may differ from methods used to determine the corresponding income and capital gains amounts in accordance with generally accepted accounting principles. These differences are primarily caused by differences in the timing of the recognition of certain components of income, expenses, or capital gains and losses. Where such differences are permanent in nature, they are reclassified based upon their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset value of the fund. 3. Management Fee and Other Transactions with
Affiliates   Lord, Abbett & Co. received a management fee of $1,217,777 for which it supplied the Company with investment management services and executive and other personnel, paid the remuneration of officers, provided office space and paid for ordinary and necessary office and clerical expenses relating to research, statistical work and the supervision of the Company's investment portfolio. The management fee is based on average daily net assets for each month at the annual rate of 1/2 of 1%. Lord, Abbett & Co. voluntarily waived a portion of its management fee under an arrangement which can be terminated any time. For the year ended August 31, 1995, Lord, Abbett & Co. waived $306,758 in management fees. The Company has a Rule 12b-1 Plan providing for the payment to dealers of (a) .25% of the average daily net asset value of shares sold and (b) a one-time 1% distribution fee at the time of sale on such shares sold at net asset value of $1 million or more. Lord, Abbett & Co. received $73,037 representing payment of commissions on sales of capital stock of the Company after deducting $488,132 allowed to authorized distributors as concessions. Certain of the Company's officers and directors have an interest in Lord, Abbett
& Co.  4. Capital Paid In   At August 31, 1995, capital paid in aggregated
$310,444,367.  5. Purchases and Sales of Securities   Purchases and sales of
investment securities (other than short-term investments) aggregated $302,534,319 and $333,372,278, respectively. Security gains and losses are computed on the identified cost basis. As of August 31, 1995, unrealized appreciation of investments for federal income tax purposes aggregated $9,939,141 of which $11,963,131 related to appreciated securities and $2,023,990 related to depreciated securities. For federal income tax purposes, the identified cost of investments owned at August 31, 1995 was substantially the same as the cost for financial reporting purposes. 6. Directors' Remuneration The Directors of the Company associated with Lord, Abbett & Co. and all officers of the Company receive no compensation from the Company for acting as such. Outside Directors' fees, including attendance fees for board and committee meetings, and outside Directors' retirement costs, are allocated among all funds in the Lord Abbett group based on net assets of each fund. The direct remuneration accrued during the period for outside Directors of the Company as a group was $6,203 (exclusive of expenses), which has been deemed invested in shares of the Company under a deferred compensation plan contemplating future payment of the value of those shares. As of August 31, 1995, the aggregate amount in Directors' accounts maintained under the plan was $112,108. Retirement costs accrued during the period amounted to $3,699.

================================================================================
Independent Auditors' Report
--------------------------------------------------------------------------------

The Board of Directors and Shareholders,
Lord Abbett California Tax-Free Income Fund, Inc.:

     We have audited the accompanying statement of net assets of Lord Abbett California Tax-Free Income Fund, Inc. as of August 31, 1995, the related statements of operations for the year then ended and of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and the financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at August 31, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Lord Abbett California Tax-Free Income Fund, Inc. at August 31, 1995, the results of its operations, the changes in its net assets and the financial highlights for the periods presented above in conformity with generally accepted accounting principles.

Deloitte & Touche LLP
New York, New York
October 6, 1995
                                                                     LACTF-2-895
                                                                         (10/95)

--------------------------------------------------------------------------------

Copyright (C) 1995 by Lord Abbett California Tax-Free Income Fund, Inc., 767 Fifth Avenue, New York, NY 10153-0203

This publication, when not used for the general information of shareholders of Lord Abbett California Tax-Free Income Fund, Inc., is to be distributed only if preceded or accompanied by a current prospectus, which includes information concerning the Fund's investment objective and policies, sales charges and other matters.

All rights reserved.  Printed in the U.S.A.